Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—63.9%
	Aerospace/Defense—1.2%
$ 200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$ 196,426
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	141,375
	TOTAL	337,801
	Airlines—1.2%
350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	339,436
	Automotive—4.5%
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	66,547
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	482,673
250,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	241,577
60,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	58,333
150,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/27/2024	151,038
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	244,652
	TOTAL	1,244,820
	Building Materials—2.0%
250,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	182,900
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	82,942
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	165,647
150,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	127,648
	TOTAL	559,137
	Cable Satellite—2.6%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	145,500
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	183,250
200,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	183,516
200,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	205,566
	TOTAL	717,832
	Chemicals—2.4%
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	187,000
120,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	96,000
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	165,000
200,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	186,250
100,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	41,706
	TOTAL	675,956
	Construction Machinery—0.7%
200,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	197,345
	Consumer Cyclical Services—1.4%
100,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	95,000
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	89,809
200,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	197,221
	TOTAL	382,030
	Consumer Products—1.3%
250,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	225,937
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	141,342
	TOTAL	367,279
	Diversified Manufacturing—2.5%
250,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	241,052

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$ 350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	$ 354,375
100,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	101,305
		TOTAL	696,732
		Finance Companies—0.5%
150,000		United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	138,996
		Financial Institutions—0.8%
225,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.215% (3-month USLIBOR +0.890%), 7/23/2024	224,604
		Food & Beverage—2.1%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	243,750
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	96,500
250,000		US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	252,335
		TOTAL	592,585
		Gaming—5.3%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	85,784
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	232,500
300,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	296,491
225,000		MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	225,011
200,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	187,790
210,000		Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	197,538
250,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	247,584
		TOTAL	1,472,698
		Health Care—2.8%
150,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	117,563
200,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	150,516
100,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	79,877
150,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	87,375
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	342,473
		TOTAL	777,804
		Independent Energy—3.8%
150,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	139,221
250,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	242,260
250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	245,000
200,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	205,759
250,000		Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	233,750
		TOTAL	1,065,990
		Industrial - Other—0.4%
150,000		Madison Iaq LLC Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	110,960
		Insurance - P&C—4.3%
282,890		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	273,696
200,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	191,901
300,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	297,018
185,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	156,479
300,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	294,033
		TOTAL	1,213,127
		Leisure—0.5%
151,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	151,374
		Lodging—1.4%
400,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	397,444
		Media Entertainment—2.8%
250,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	209,487

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$ 200,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	$ 178,114
150,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	133,500
100,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	94,311
100,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	76,000
100,000		Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	92,771
		TOTAL	784,183
		Midstream—4.6%
250,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	238,727
350,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	344,047
250,000		NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	235,090
250,000		Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	246,250
250,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	236,549
		TOTAL	1,300,663
		Oil Field Services—2.6%
100,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	96,750
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	291,750
250,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	244,785
110,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	105,325
		TOTAL	738,610
		Packaging—3.2%
150,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	113,445
350,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	331,942
260,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	223,642
250,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	234,056
		TOTAL	903,085
		Paper—1.4%
400,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	388,323
		Pharmaceuticals—0.3%
100,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	84,489
		Technology—3.5%
400,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	367,579
250,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	245,000
150,000		Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	132,375
150,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	138,525
150,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	107,205
		TOTAL	990,684
		Transportation Services—2.2%
400,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	371,863
250,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	242,908
		TOTAL	614,771
		Utility - Electric—0.9%
260,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	247,884
		Wireless Communications—0.7%
200,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.706% (3-month USLIBOR +1.100%), 5/15/2025	200,421
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,411,585)	17,917,063
	[1]	FLOATING RATE LOANS—26.7%
		Aerospace/Defense—0.7%
198,971		Peraton Corp., Term Loan–1st Lien, Series B, 7.821% (1-month USLIBOR +3.750%), 2/1/2028	193,997

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Building Materials—0.5%
$ 150,000		Cornerstone Building Brands, Inc., Term Loan–1st Lien, 9.419% (SOFR CME +5.625%), 8/1/2028	$ 139,001
		Chemicals—0.9%
242,565		Messer Industries GmbH, Term Loan–1st Lien, 6.174% (3-month USLIBOR +2.500%), 3/2/2026	238,725
		Consumer Cyclical Services—0.7%
100,000		AP Core Holdings II, LLC, Term Loan–1st Lien, Series B2, 9.571% (1-month USLIBOR +5.500%), 9/1/2027	88,417
99,500		Century Casinos, Inc, Term Loan–1st Lien, 9.844% (SOFR CME +6.100%), 4/2/2029	94,774
		TOTAL	183,191
		Consumer Products—0.5%
149,250		BCPE Empire Holdings, Inc., Term Loan–1st Lien, 8.811% (SOFR CME +4.625%), 6/11/2026	144,667
		Diversified Manufacturing—1.1%
200,000	[2]	Gates Global LLC, Term Loan B–1st Lien, TBD, 11/16/2029	196,400
100,000		Watlow Electric Manufacturing Company, Term Loan B–1st Lien, 9.269% (SOFR CME +5.000%), 3/2/2028	98,000
		TOTAL	294,400
		Financial Institutions—0.9%
246,154		Sedgwick Claims Management Services, Inc., Term Loan–1st Lien, Series B3, 8.321% (1-month USLIBOR +4.250%), 9/3/2026	242,031
		Gaming—0.9%
249,375		Great Canadian Gaming Corp., Term Loan–1st Lien, 7.602% (3-month USLIBOR +4.00%), 11/1/2026	244,076
		Health Care—1.9%
198,995		AHP Health Partners, Inc., Term Loan–1st Lien, Series B, 7.571% (1-month USLIBOR +3.500%), 8/24/2028	193,439
123,121		Curium BidCo S.a r.l., Term Loan–1st Lien, 7.924% (3-month USLIBOR +4.250), 12/2/2027	118,196
250,000		MH Sub I, LLC, Term Loan–2nd Lien, 10.649% (SOFR CME +6.250%), 2/23/2029	224,062
		TOTAL	535,697
		Independent Energy—0.9%
250,000		Ascent Resources Utica Holdings, LLC, Term Loan–2nd Lien, 12.941% (3-month USLIBOR +9.000%), 11/1/2025	263,542
		Industrial - Other—1.5%
248,744		Filtration Group Corp., Term Loan–1st Lien, 7.571% (1-month USLIBOR +3.500%), 10/21/2028	242,090
98,740		Fluid-Flow Products, Inc., Term Loan–1st Lien, 7.424% (3-month USLIBOR +3.750%), 3/31/2028	93,803
100,000		SPX Flow, Inc., 2022 Term Loan–1st Lien, 8.686% (SOFR CME +4.500%), 4/5/2029	93,500
		TOTAL	429,393
		Insurance - P&C—1.5%
150,000	[2]	AssuredPartners, Inc., Term Loan B–1st Lien, TBD, 2/13/2027	147,094
100,000		Asurion LLC, Term Loan–2nd Lien, Series B3, 9.321% (1-month USLIBOR +5.250%), 1/31/2028	76,900
100,000		Hub International Limited, Term Loan B–1st Lien, 8.220% (SOFR CME +4.000%), 11/10/2029	98,375
100,000	[2]	USI, Inc., Term Loan–1st Lien, TBD, 11/16/2029	98,268
		TOTAL	420,637
		Leisure—0.5%
150,000	[2]	Formula One Holdings Limited., Term Loan B–1st Lien, TBD, 1/15/2030	149,204
		Lodging—0.5%
150,000	[2]	Four Seasons Hotels Limited, Term Loan B–1st Lien, TBD, 11/30/2029	149,720
		Media Entertainment—1.1%
148,740		Magnite, Inc., Term Loan–1st Lien, 8.570%–9.740% (1-month USLIBOR +5.000%, 3-month USLIBOR + 5.000%, 6-month USLIBOR + 5.000%), 4/28/2028	139,321
98,125		NEP Group, Inc., Term Loan–1st Lien, Series B, 9.250% (PRIME +3.000%), 10/20/2025	81,853
99,750		Univision Communications, Inc., Term Loan–1st Lien, Series B, 7.790% (SOFR CME +4.250%), 6/24/2029	98,253
		TOTAL	319,427
		Oil Field Services—0.4%
125,000		ChampionX Corp., Term Loan–1st Lien, Series B1, 7.144% (SOFR CME +3.250%), 6/7/2029	124,649
		Packaging—1.7%
248,734		Charter NEX US, Inc., Term Loan–1st Lien, 7.821% (1-month USLIBOR +3.750%), 12/1/2027	242,011

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Packaging—continued
$ 249,375		Clydesdale Acquisition Holdings, Inc., Term Loan–1st Lien, Series B, 8.361% (SOFR CME +4.175%), 4/13/2029	$ 240,402
		TOTAL	482,413
		Services—0.4%
125,000		Covetrus, Inc., Term Loan–1st Lien, 8.784% (SOFR CME +5.000%), 10/13/2029	118,673
		Technology—8.3%
250,000		Barracuda Networks, Inc., Term Loan–1st Lien, 8.594% (SOFR CME +4.500%), 8/15/2029	241,007
150,000		CDK Global, Inc., Term Loan–1st Lien, Series B, 8.112% (SOFR CME +4.500%), 7/6/2029	148,074
173,161		Digi International, Inc., Term Loan–1st Lien, Series B, 9.071% (1-month USLIBOR +5.000%), 11/1/2028	170,780
98,106		Gainwell Acquisition Corp., Term Loan–1st Lien, Series B, 7.674% (3-month USLIBOR +4.000%), 10/1/2027	95,555
99,115		Greeneden U.S. Holdings II, LLC, Term Loan–1st Lien, Series B4, 8.071% (1-month USLIBOR +4.000%), 12/1/2027	96,080
98,705		Hyland Software, Inc., Term Loan–1st Lien, 7.571% (1-month USLIBOR +3.500%), 7/1/2024	97,163
248,711		Marcel LUX IV S.a.r.l., Term Loan–1st Lien, Series B, 7.164% (SOFR CME + 3.250%), 3/15/2026	244,359
150,000	[2]	Neptune Bidco US Inc, Term Loan B–1st Lien, TBD, 4/11/2029	134,625
248,721		NEXUS Buyer LLC, Term Loan–1st Lien, Series B, 7.821% (1-month USLIBOR +3.750%), 11/9/2026	237,902
100,000	[2]	Open Text Corporation, Term Loan B–1st Lien, TBD, 11/16/2029	97,042
249,375		Renaissance Holding Corp., Term Loan–1st Lien, Series B, 8.294% (SOFR CME +4.500%), 3/30/2029	239,869
150,000		Tibco Software Inc., Term Loan–1st Lien, 8.153% (SOFR CME +4.500%), 3/30/2029	135,965
250,000		Ultimate Software Group, Inc. (The), Term Loan–2nd Lien, 8.998% (1-month USLIBOR +5.250%), 5/3/2027	228,750
148,725		VS Buyer, LLC, Term Loan–1st Lien, Series B, 7.071% (1-month USLIBOR +3.000%), 2/28/2027	145,750
		TOTAL	2,312,921
		Transportation Services—0.9%
250,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 7.993% (3-month USLIBOR +3.750%), 10/20/2027	253,312
		Utility - Electric—0.9%
249,375		TerraForm Power Operating, LLC, 2022 Term Loan B–1st Lien, 6.403% (SOFR CME +2.750%), 5/21/2029	247,400
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,596,672)	7,487,076
		ASSET-BACKED SECURITIES—4.3%
		Auto Receivables—0.4%
100,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	100,427
		Automotive—0.3%
100,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.680%, 7/21/2025	97,343
		Finance Companies—3.6%
250,000		Aimco 2020-12A, Class ER, 9.964%, 1/17/2032	226,835
200,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	199,997
250,000		Palmer Square Loan Funding Ltd. 2022-2A, Class D, 10.064% (SOFR +6.200%), 10/15/2030	214,404
150,000		Palmer Square Loan Funding Ltd. 2022-5A, Class C, 6.434% (SOFR CME 3 Month +3.910%), 1/15/2031	142,194
250,000		Stratus CLO 2022-1A, Class D, 6.532% (SOFR +4.250%), 7/20/2030	219,686
		TOTAL	1,003,116
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,292,450)	1,200,886
		INVESTMENT COMPANIES—6.9%
46,235		Bank Loan Core Fund	402,248
1,526,908		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.86%[3]	1,526,296
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,944,491)	1,928,544
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $30,245,198)	28,533,569
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[4]	(517,151)
		TOTAL NET ASSETS—100%	$28,016,418

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2022	$1,687,027	$540,297	$2,227,324
Purchases at Cost	$250,000	$10,945,528	$11,195,528
Proceeds from Sales	$(1,430,000)	$(9,959,256)	$(11,389,256)
Change in Unrealized Appreciation/Depreciation	$3,218	$308	$3,526
Net Realized Gain/(Loss)	$(107,997)	$(581)	$(108,578)
Value as of 11/30/2022	$402,248	$1,526,296	$1,928,544
Shares Held as of 11/30/2022	46,235	1,526,908	1,573,143
Dividend Income	$36,296	$15,159	$51,455

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at November 30, 2022 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and the calculation of the NAV. The Valuation Committee is also authorized to use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$17,917,063	$—	$17,917,063
Floating Rate Loans	—	7,487,076	—	7,487,076
Asset-Backed Securities	—	1,200,886	—	1,200,886
Investment Companies	1,928,544	—	—	1,928,544
TOTAL SECURITIES	$1,928,544	$26,605,025	$—	$28,533,569

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined